Statements of Changes in Equity - USD ($)	Common Shares	Treasury Shares	Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2018	$ 133,544		$ 12,515,118	$ (21,451,117)	$ (11,254)	$ (8,813,709)
Balance (in Shares) at Dec. 31, 2018	6,380,000
Issuance of common shares for conversion of related party debt to equity	$ 11,595		8,011,605			8,023,200
Issuance of common shares for conversion of related party debt to equity (in Shares)	580,000
Debt discount on related party loans			8,540			8,540
Debt discount on convertible loans			65,608			65,608
Defined pension plan adjustments					(7,444)	(7,444)
Net loss				(5,447,145)		(5,447,145)
Balance at Dec. 31, 2019	$ 145,139		20,600,871	(26,898,262)	(18,698)	(6,170,950)
Balance (in Shares) at Dec. 31, 2019	6,960,000
Debt discount on convertible loans			24,911			24,911
Debt discount on related party convertible loan			24,100			24,100
Defined pension plan adjustments					(683)	(683)
Net loss				(2,861,435)		(2,861,435)
Balance at Dec. 31, 2020	$ 145,139		20,649,882	(29,759,697)	(19,381)	(8,984,057)
Balance (in Shares) at Dec. 31, 2020	6,960,000
Issuance of common shares in initial public offering, net	$ 108,347		9,946,310			10,054,657
Issuance of common shares in initial public offering, net (in Shares)	4,819,277
Issuance of warrants			6,742,638			6,742,638
Issuance of common shares to consultant	$ 268		49,732			50,000
Issuance of common shares to consultant (in Shares)	12,048
Warrant exercises	$ 5,540		1,144,010			1,149,550
Warrant exercises (in Shares)	277,000
Issuance of common shares in equity transactions	$ 28,269	26,816	3,493,496			3,548,581
Issuance of common shares in equity transactions (in Shares)	1,313,232
Issuance of common shares for partial commitment fee	$ 569		58,886			59,455
Issuance of common shares for partial commitment fee (in Shares)	26,203
Capital increase for financing transactions	$ 56,313	(56,313)
Capital increase for financing transactions (in Shares)	2,815,629
Defined pension plan adjustments					(132,358)	(132,358)
Net loss				(11,946,078)		(11,946,078)
Balance at Dec. 31, 2021	$ 344,445	$ (29,497)	$ 42,084,954	$ (41,705,775)	$ (151,739)	$ 542,388
Balance (in Shares) at Dec. 31, 2021	16,223,389